Loans (Details)								12 Months Ended
	Jun. 15, 2024 USD ($)	Dec. 15, 2023 USD ($) shares	Dec. 15, 2023 CHF (SFr) SFr / shares shares	May 01, 2023 USD ($) shares	Apr. 13, 2023 $ / shares shares	Apr. 13, 2023 SFr / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 CHF (SFr) SFr / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 CHF (SFr) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CHF (SFr)
Loans [Line Items]
Exercise price per common share (in Francs per share) | SFr / shares									SFr 30.76
Expected volatility		113.40%	113.40%					99.60%	99.60%	107.34%	107.34%
Annual risk-free interest rates		4.70%	4.70%					3.62%	3.62%	4.25%	4.25%
Warrant term		2 years	2 years
Fair value warrants issued | SFr			SFr 165,041
Derivative financial instruments (in Francs)										$ (201,734)
Carried at amortized cost												330,638
Common Shares [Member]
Loans [Line Items]
Aggregate common shares (in Shares) | shares								4,662,080	4,662,080	1,477,785	1,477,785
Conversion price per share | (per share)					$ 28.95	SFr 25.69
2022 FiveT Loan [Member] | Common Shares [Member]
Loans [Line Items]
Aggregate common shares (in Shares) | shares					217,050	217,050
Loans And Convertible Loans [Member]
Loans [Line Items]
Aggregate cash payments				$ 430,768
Aggregate common shares (in Shares) | shares				443,294
Warrants to purchase an aggregate common shares (in Shares) | shares		81,274	81,274	81,274
Proceed from warrants				$ 614,896
Gain from derivative financial instruments				$ 16,768
Exercise price per common share (in Francs per share) | SFr / shares			SFr 6.656
Expected volatility		115.00%	115.00%					90.70%	90.70%
Annual risk-free interest rates		5.40%	5.40%
Warrant term		6 months	6 months
Fair value warrants issued		$ 196,127
Warrants expired unexercised	6 months
Warrants fair value	$ 45,774
Derivative financial instruments (in Francs) | SFr											SFr 181,258
Unconverted outstanding loan amount												4,898,377
Derivative amount (in Francs) | SFr									SFr 449,898				SFr 0
Fair value measurement (in Francs) | SFr									449,898
Transaction costs (in Francs) | SFr									SFr 807,593
Aggregate loan amount							$ 1,026,912					1,026,912
Embedded derivatives							$ 93,767					52,086
Carried at amortized cost												$ 606,488